Fees and Expenses	May 31, 2024 USD ($)
ARBITRAGE FUND | ARBITRAGE FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "How to Purchase Shares" beginning on page 35 of the statutory prospectus and in Appendix A to the prospectus, titled "Intermediary-Specific Sales Charge Reductions and Waivers."

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the financial highlights because the expense ratios in the Financial Highlights do not reflect Acquired Fund Fees and Expenses.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class R Shares	Class I Shares	Class C Shares		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None		2.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00	%(1)	1.00	%(2)

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class R Shares	Class I Shares	Class C Shares	Class A Shares
Management Fees	1.09%	1.09%	1.09%	1.09%
Distribution and/or Service (12b-1) Fees	0.25%	None	1.00%	0.25%
Other Expenses:	0.31%	0.31%	0.31%	0.31%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.08%	0.08%	0.08%	0.08%
All Remaining Other Expenses	0.23%	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses(3)	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses(4)	1.78%	1.53%	2.53%	1.78%

(1)  This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.

(2)  A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.

(3)  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.

(4)  The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the financial highlights because the expense ratios in the Financial Highlights do not reflect Acquired Fund Fees and Expenses.

Expenses Deferred Charges [Text Block]	This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase. A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Class C shares automatically convert to Class A shares approximately eight years after purchase if the conversion is available through your financial intermediary. This Example reflects your costs as though Class C shares were held for the full 10-year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class R Shares	$181	$560	$964	$2,095
Class I Shares	$156	$483	$834	$1,824
Class C Shares
Assuming Complete Redemption at End of Period	$356	$788	$1,345	$2,866
Assuming No Redemption	$256	$788	$1,345	$2,866
Class A Shares	$451	$820	$1,213	$2,312

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 230% of the average value of its portfolio.

Portfolio Turnover, Rate	230.00%
WATER ISLAND EVENT-DRIVEN FUND | WATER ISLAND EVENT-DRIVEN FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in "How to Purchase Shares" beginning on page 35 of the statutory prospectus and in Appendix A to the prospectus, titled "Intermediary-Specific Sales Charge Reductions and Waivers."

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class R Shares	Class I Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00	%(1)

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class R Shares	Class I Shares	Class A Shares
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses:	0.39%	0.39%	0.39%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.03%	0.03%	0.03%
All Remaining Other Expenses	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.75%	1.50%	1.75%
Fee Waiver(3)	-0.02%	-0.02%	-0.02%
Total Annual Fund Operating Expenses After Fee Waiver	1.73%	1.48%	1.73%

(1)  A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.

(2)  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.

(3)  The Fund has entered into an Amended and Restated Expense Waiver and Reimbursement Agreement with the Fund's Adviser pursuant to which the Adviser has contractually agreed to waive advisory fees and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) so that they do not exceed 1.69% of the Fund's average daily net assets allocable to the Class R shares, 1.44% of the Fund's average daily net assets allocable to the Class I shares, and 1.69% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2025 unless terminated at an earlier time by the Fund's Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed expense limitations in effect at the time the amounts were waived, the recoupment does not cause the Fund to exceed the current expense limitation and the recoupment is done within three years after the date of the expense waiver.

Expenses Deferred Charges [Text Block]	A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class R Shares	$176	$549	$947	$2,061
Class I Shares	$151	$472	$817	$1,789
Class A Shares	$495	$856	$1,241	$2,319

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 305% of the average value of its portfolio.

Portfolio Turnover, Rate	305.00%
WATER ISLAND CREDIT OPPORTUNITIES FUND | WATER ISLAND CREDIT OPPORTUNITIES FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may also pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in "How to Purchase Shares" beginning on page 35 of the statutory prospectus and in Appendix A to the prospectus, titled "Intermediary-Specific Sales Charge Reductions and Waivers."

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class R Shares	Class I Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None	1.00	%(1)

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class R Shares	Class I Shares	Class A Shares
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%
Other Expenses:	0.45%	0.45%	0.45%
Dividends on Short Positions and Interest Expense on Short Positions and/or Borrowings	0.06%	0.06%	0.06%
All Remaining Other Expenses	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.66%	1.41%	1.66%
Fee Waiver(3)	-0.36%	-0.36%	-0.36%
Total Annual Fund Operating Expenses After Fee Waiver	1.30%	1.05%	1.30%

(1)  A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.

(2)  Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.

(3)  The Fund has entered into an Amended and Restated Expense Waiver and Reimbursement Agreement with the Fund's Adviser pursuant to which the Adviser has contractually agreed to waive advisory fees and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) so that they do not exceed 1.23% of the Fund's average daily net assets allocable to the Class R shares, 0.98% of the Fund's average daily net assets allocable to the Class I shares, and 1.23% of the Fund's average daily net assets allocable to the Class A shares. The agreement remains in effect until September 30, 2025 unless terminated at an earlier time by the Fund's Board of Trustees. The Adviser may recoup any waived amount from the Fund pursuant to the agreement, if such recoupment does not cause the Fund to exceed expense limitations in effect at the time the amounts were waived, the recoupment does not cause the Fund to exceed the current expense limitation and the recoupment is done within three years after the date of the expense waiver.

Expenses Deferred Charges [Text Block]	A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and equal to the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class R Shares	$132	$488	$868	$1,935
Class I Shares	$107	$411	$737	$1,660
Class A Shares	$453	$797	$1,165	$2,197

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	117.00%